Fair Value Measurements - Level III Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Fair value, beginning of period	$ 2,924,839	$ 2,642,354	$ 2,828,035	$ 2,356,559	$ 2,356,559	$ 614,432
Purchases of investments	154,948	180,286	367,712	730,414	924,749	2,083,855
Proceeds from principal repayments and sales of investments	(41,712)	(94,355)	(168,477)	(331,125)	(384,679)	(364,773)
Accretion of discount/amortization of premium	2,105	3,570	7,192	8,855	11,341	9,839
Payment-in-kind	1,478	358	3,539	1,451	2,714	1,179
Transfers into/(out) of Level 3	(21,675)	(20,083)	(32,383)	(17,500)	(5,950)	2,849
Fair value, end of period	3,040,160	2,689,063	3,040,160	2,689,063	2,828,035	2,356,559
Net change in unrealized appreciation (depreciation) from investments still held	20,158	(22,661)	34,058	(58,163)
Net change in unrealized appreciation (depreciation)
Fair Value Measurements
Total gains or losses included in earnings	20,172	(23,085)	34,415	(60,153)
Net realized gains (losses)
Fair Value Measurements
Total gains or losses included in earnings	5	18	127	562
First Lien Debt
Fair Value Measurements
Fair value, beginning of period	2,772,653	2,492,968	2,668,749	2,207,036	2,207,036	558,318
Purchases of investments	153,327	178,809	365,914	709,912	900,740	1,956,780
Proceeds from principal repayments and sales of investments	(41,712)	(94,355)	(168,477)	(331,077)	(384,631)	(325,175)
Accretion of discount/amortization of premium	2,035	3,520	6,985	8,645	11,062	8,831
Payment-in-kind	774	228	1,580	665	1,080	133
Transfers into/(out) of Level 3	0	(20,083)	0	0		2,849
Fair value, end of period	2,907,989	2,542,916	2,907,989	2,542,916	2,668,749	2,207,036
Net change in unrealized appreciation (depreciation) from investments still held	20,893	(17,747)	32,754	(50,808)
First Lien Debt | Net change in unrealized appreciation (depreciation)
Fair Value Measurements
Total gains or losses included in earnings	20,907	(18,171)	33,111	(52,779)
First Lien Debt | Net realized gains (losses)
Fair Value Measurements
Total gains or losses included in earnings	5	0	127	514
Second Lien Debt
Fair Value Measurements
Fair value, beginning of period	113,084	116,488	122,891	121,550	121,550	53,155
Purchases of investments	0	461	86	15,694	15,694	101,352
Proceeds from principal repayments and sales of investments	0	0	0	0		(36,250)
Accretion of discount/amortization of premium	68	50	201	210	278	1,008
Payment-in-kind	137	130	397	389	524	509
Transfers into/(out) of Level 3	(21,675)	0	(32,383)	(17,500)	(5,950)
Fair value, end of period	92,008	113,802	92,008	113,802	122,891	121,550
Net change in unrealized appreciation (depreciation) from investments still held	394	(3,345)	816	(6,522)
Second Lien Debt | Net change in unrealized appreciation (depreciation)
Fair Value Measurements
Total gains or losses included in earnings	394	(3,345)	816	(6,541)
Second Lien Debt | Net realized gains (losses)
Fair Value Measurements
Total gains or losses included in earnings	0	18	0	0
Other Securities
Fair Value Measurements
Fair value, beginning of period	39,102	32,898	36,395	27,973	27,973	2,959
Purchases of investments	1,621	1,016	1,712	4,808	8,315	25,723
Proceeds from principal repayments and sales of investments	0	0	0	(48)	(48)	(3,348)
Accretion of discount/amortization of premium	2	0	6	0	1
Payment-in-kind	567	0	1,562	397	1,110	537
Transfers into/(out) of Level 3	0	0	0	0
Fair value, end of period	40,163	32,345	40,163	32,345	$ 36,395	$ 27,973
Net change in unrealized appreciation (depreciation) from investments still held	(1,129)	(1,569)	488	(833)
Other Securities | Net change in unrealized appreciation (depreciation)
Fair Value Measurements
Total gains or losses included in earnings	(1,129)	(1,569)	488	(833)
Other Securities | Net realized gains (losses)
Fair Value Measurements
Total gains or losses included in earnings	$ 0	$ 0	$ 0	$ 48